EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - Nonvested Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Awards
Unvested outstanding, beginning of period (in shares)	1,014,258	693,644
Granted (in shares)	3,100,570	1,003,130
Cancelled/forfeited (in shares)	(788,325)	(333,565)
Expired (in shares)		(19,946)
Vested (in shares)	(444,441)	(329,005)
Unvested outstanding, end of period (in shares)	2,882,062	1,014,258
Weighted Average Exercise Price
Weighted average exercise price of unvested awards, beginning balance (in USD per share)	$ 1.57	$ 4.28	$ 1.40
Weighted average exercise price of awards granted (in USD per share)	1.27	6.07
Weighted average exercise price of awards cancelled/forfeited (in USD per share)	2.57	4.77
Weighted average exercise price of awards expired (in USD per share)		1.65
Weighted average exercise price of awards vested (in USD per share)	3.89	3.36
Weighted average exercise price of unvested awards, ending balance (in USD per share)	1.57	4.28
Weighted Average Grant Date Fair Value
Weighted average fair value of awards outstanding at beginning of period (in USD per share)	2.34	0.69
Grant date fair value of options granted (in USD per share)	0.92	3.32
Weighted average grant date fair value of awards cancelled/forfeited (in USD per share)	1.49	2.59
Weighted average grant date fair value of awards expired (in USD per share)		0.77
Weighted average grant date fair value of awards vested (in USD per share)	2.16	1.71
Weighted average fair value of awards outstanding at end of period (in USD per share)	$ 1.07	$ 2.34
Weighted average remaining contractual life of awards vested and unvested exercisable (in years)	2 years 7 months 6 days	3 years 1 month 9 days